Management’s Liquidity Plans (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Management's Plan (Textual)
Net loss	$ 53,814	$ (1,103,174)	$ (1,076,100)	$ (1,678,290)	$ (1,049,360)	$ (2,754,390)	$ (8,475,313)	$ (10,323,992)
Accumulated deficit	(39,521,450)				(39,521,450)		(38,472,090)	$ (29,996,777)
Working capital	$ 1,207,968				$ 1,207,968		$ 212,879
Going concern, description					The Company made a strategic decision to focus on its aerostats, WASP and WASP Lite, and opportunities for those products with military and government customers, resulting in an order valued in excess of $3.7 million which was announced in December 2018 and expected to be delivered by the end of 2019. In December 2018 and January 2019, the Company raised over $4,000,000 through stock sales which will provide ample working capital to produce WASP systems. In December 2018, the holders of $5,000,000 in convertible notes exercised their rights to convert to equity, leaving only $2,000,000 in bank debt on the books. As of June 30, 2019, the Company has $1,207,968 in positive working capital, an improvement of almost $1,000,000 over the working capital balance at the end of 2018.		The Company made a strategic decision to focus on its aerostats, WASP and WASP Lite, and opportunities for those products with military and government customers, resulting in an order valued in excess of $3.8 million which was received in December 2018 and expected to be delivered by the end of 2019. In December 2018 and January 2019, the Company raised over $4,000,000 through stock sales which will provide ample working capital to produce WASP systems. In December 2018, the holders of $5,000,000 in convertible notes exercised their rights to convert to equity, leaving only $2,000,000 in bank debt on the books. As of June 30, 2019, the Company has $1,207,968 in positive working capital, an improvement of almost $1,000,000 over the working capital balance at the end of 2018.